Quarterly Holdings Report
for

Fidelity® Corporate Bond Fund

November 30, 2019

CBD-QTLY-0120
1.907010.109

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
4.5% 5/15/35	$3,834,000	$4,247,736
4.5% 3/9/48	10,310,000	11,227,837
4.75% 5/15/46	2,080,000	2,325,361
5.45% 3/1/47	900,000	1,100,103
5.55% 8/15/41	2,425,000	2,945,747
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	8,250,000	8,257,013
Verizon Communications, Inc. 4.329% 9/21/28	2,268,000	2,572,301
		32,676,098
Entertainment - 0.2%
The Walt Disney Co.:
3% 9/15/22	700,000	721,713
4.5% 2/15/21	1,458,000	1,502,873
		2,224,586
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	3,730,000	3,890,622
Media - 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.375% 5/1/47	4,670,000	5,201,293
Comcast Corp.:
3.999% 11/1/49	1,427,000	1,597,770
4.65% 7/15/42	1,975,000	2,387,083
4.95% 10/15/58	6,851,000	8,948,302
Discovery Communications LLC 3.95% 3/20/28	8,000,000	8,452,464
Fox Corp.:
3.666% 1/25/22 (a)	160,000	165,178
4.03% 1/25/24 (a)	280,000	297,837
4.709% 1/25/29 (a)	405,000	459,627
5.476% 1/25/39 (a)	400,000	492,089
5.576% 1/25/49 (a)	265,000	337,696
Time Warner Cable, Inc.:
5.5% 9/1/41	561,000	624,004
5.875% 11/15/40	1,482,000	1,711,903
6.55% 5/1/37	1,930,000	2,358,036
7.3% 7/1/38	6,915,000	8,867,502
		41,900,784
Wireless Telecommunication Services - 1.0%
Rogers Communications, Inc. 4.1% 10/1/23	3,950,000	4,206,645
Vodafone Group PLC:
4.125% 5/30/25	5,882,000	6,374,693
4.375% 5/30/28	6,017,000	6,685,941
		17,267,279

TOTAL COMMUNICATION SERVICES		97,959,369

CONSUMER DISCRETIONARY - 8.0%
Automobiles - 1.4%
General Motors Co.:
5% 4/1/35	2,279,000	2,351,326
5.4% 4/1/48	1,050,000	1,066,138
5.95% 4/1/49	4,960,000	5,387,582
Volkswagen Group of America Finance LLC:
2.7% 9/26/22 (a)	5,075,000	5,122,305
4.75% 11/13/28 (a)	8,072,000	9,137,829
		23,065,180
Diversified Consumer Services - 0.8%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,146,000	5,472,926
5.75% 6/15/43	358,000	464,711
Massachusetts Institute of Technology 3.885% 7/1/2116	6,610,000	7,618,654
		13,556,291
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.:
3.625% 9/1/49	7,993,000	8,149,692
4.875% 12/9/45	6,679,000	8,196,917
Starbucks Corp. 3.8% 8/15/25	7,801,000	8,401,114
		24,747,723
Household Durables - 1.3%
D.R. Horton, Inc.:
2.5% 10/15/24	3,861,000	3,861,524
2.55% 12/1/20	1,424,000	1,428,317
4% 2/15/20	4,490,000	4,505,843
Lennar Corp. 4.875% 12/15/23	5,999,000	6,411,431
Toll Brothers Finance Corp. 4.375% 4/15/23	5,162,000	5,381,385
		21,588,500
Internet & Direct Marketing Retail - 0.4%
Expedia, Inc. 3.25% 2/15/30 (a)	7,993,000	7,792,073
Leisure Products - 0.5%
Hasbro, Inc. 3.55% 11/19/26	8,300,000	8,334,634
Multiline Retail - 0.8%
Dollar Tree, Inc.:
4% 5/15/25	6,286,000	6,633,021
4.2% 5/15/28	6,377,000	6,820,489
		13,453,510
Specialty Retail - 1.3%
Lowe's Companies, Inc.:
3.65% 4/5/29	6,377,000	6,834,829
4.55% 4/5/49	3,500,000	4,066,610
O'Reilly Automotive, Inc.:
3.9% 6/1/29	2,918,000	3,200,046
4.35% 6/1/28	6,286,000	7,026,612
The Home Depot, Inc. 5.95% 4/1/41	846,000	1,195,658
		22,323,755

TOTAL CONSUMER DISCRETIONARY		134,861,666

CONSUMER STAPLES - 6.9%
Beverages - 3.0%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,027,000	2,360,139
4.9% 2/1/46	966,000	1,150,725
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 1/12/24	7,737,000	8,129,477
4.6% 4/15/48	6,509,000	7,552,096
4.9% 1/23/31	5,729,000	6,851,392
Constellation Brands, Inc.:
3.15% 8/1/29	7,409,000	7,484,016
3.75% 5/1/21	1,796,000	1,837,282
4.25% 5/1/23	2,977,000	3,172,769
Heineken NV 4% 10/1/42 (a)	87,000	93,893
Molson Coors Brewing Co. 3% 7/15/26	6,000,000	6,032,803
PepsiCo, Inc. 4.25% 10/22/44	5,953,000	7,131,859
		51,796,451
Food Products - 1.7%
Conagra Brands, Inc.:
3.8% 10/22/21	5,956,000	6,132,206
4.6% 11/1/25	7,750,000	8,526,368
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.5409% 4/16/21 (b)(c)	3,562,000	3,573,341
3.2% 4/16/21	453,000	460,578
3.7% 10/17/23	2,118,000	2,234,354
H.J. Heinz Co. 3.75% 4/1/30 (a)	8,037,000	8,221,664
		29,148,511
Tobacco - 2.2%
Altria Group, Inc.:
2.85% 8/9/22	5,259,000	5,334,701
4.25% 8/9/42	1,221,000	1,229,010
4.8% 2/14/29	537,000	593,692
BAT Capital Corp.:
3.215% 9/6/26	7,185,000	7,193,385
3.222% 8/15/24	5,433,000	5,531,122
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	7,764,000	7,758,381
3.75% 7/21/22 (a)	4,340,000	4,469,667
4.25% 7/21/25 (a)	1,134,000	1,190,120
Philip Morris International, Inc. 4.375% 11/15/41	1,886,000	2,108,589
Reynolds American, Inc.:
3.25% 6/12/20	212,000	213,210
4% 6/12/22	329,000	342,324
4.45% 6/12/25	527,000	564,305
5.7% 8/15/35	274,000	314,503
		36,843,009

TOTAL CONSUMER STAPLES		117,787,971

ENERGY - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	1,041,000	1,272,504
8.125% 9/15/30	4,649,000	5,925,239
Apache Corp. 4.75% 4/15/43	2,903,000	2,699,113
Boardwalk Pipelines LP:
3.375% 2/1/23	2,784,000	2,832,399
4.95% 12/15/24	3,700,000	3,985,919
Canadian Natural Resources Ltd.:
3.9% 2/1/25	3,884,000	4,118,437
5.85% 2/1/35	476,000	581,295
6.25% 3/15/38	3,908,000	4,948,536
Cenovus Energy, Inc.:
3.8% 9/15/23	4,490,000	4,642,671
4.25% 4/15/27	2,604,000	2,734,277
6.75% 11/15/39	2,623,000	3,250,182
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	5,721,000	6,394,362
Conoco, Inc. 6.95% 4/15/29	2,739,000	3,708,570
ConocoPhillips Co. 6.5% 2/1/39	4,132,000	6,009,373
Continental Resources, Inc. 5% 9/15/22	2,073,000	2,084,791
DCP Midstream LLC:
4.75% 9/30/21 (a)	142,000	144,663
5.35% 3/15/20 (a)	9,067,000	9,101,001
5.85% 5/21/43 (a)(b)	6,734,000	6,195,280
DCP Midstream Operating LP:
3.875% 3/15/23	201,000	204,015
4.95% 4/1/22	1,729,000	1,788,914
5.125% 5/15/29	4,176,000	4,238,640
5.6% 4/1/44	307,000	293,185
Enbridge Energy Partners LP 4.2% 9/15/21	127,000	130,801
Enbridge, Inc.:
4.25% 12/1/26	383,000	417,490
5.5% 12/1/46	3,408,000	4,273,533
Encana Corp. 5.15% 11/15/41	1,620,000	1,619,017
Energy Transfer Partners LP:
4.2% 9/15/23	259,000	270,865
4.95% 6/15/28	882,000	948,934
5.8% 6/15/38	493,000	556,539
6% 6/15/48	322,000	367,323
Enterprise Products Operating LP:
3.75% 2/15/25	492,000	522,902
4.85% 3/15/44	1,818,000	2,079,452
4.95% 10/15/54	2,188,000	2,541,993
EQT Corp. 2.5% 10/1/20	963,000	961,544
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	4,510,000	4,864,977
MPLX LP:
3.375% 3/15/23	613,000	627,123
4.875% 12/1/24	381,000	412,215
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.8543% 2/8/21 (b)(c)	1,300,000	1,308,568
3 month U.S. LIBOR + 1.250% 3.1546% 8/13/21 (b)(c)	1,503,000	1,511,801
3 month U.S. LIBOR + 1.450% 3.3599% 8/15/22 (b)(c)	9,718,000	9,775,962
2.6% 8/13/21	400,000	401,974
2.7% 8/15/22	353,000	355,925
2.9% 8/15/24	1,164,000	1,169,476
3.2% 8/15/26	157,000	157,920
4.3% 8/15/39	76,000	76,893
4.4% 8/15/49	76,000	77,178
4.85% 3/15/21	5,418,000	5,585,163
5.55% 3/15/26	670,000	759,429
Petroleos Mexicanos:
6.49% 1/23/27 (a)	991,000	1,043,028
6.5% 3/13/27	5,932,000	6,207,764
6.875% 8/4/26	2,642,000	2,857,323
Phillips 66 Co. 4.3% 4/1/22	271,000	285,104
Plains All American Pipeline LP/PAA Finance Corp.:
3.85% 10/15/23	4,984,000	5,147,499
4.65% 10/15/25	5,859,000	6,225,612
5.75% 1/15/20	3,349,000	3,361,918
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	676,267
Spectra Energy Partners LP:
3.375% 10/15/26	4,157,000	4,298,234
4.5% 3/15/45	872,000	947,893
Sunoco Logistics Partner Operations LP:
4% 10/1/27	4,055,000	4,133,861
5.4% 10/1/47	1,753,000	1,845,942
The Williams Companies, Inc. 5.75% 6/24/44	4,411,000	5,055,622
Western Gas Partners LP:
4.65% 7/1/26	238,000	237,341
5.375% 6/1/21	1,145,000	1,178,876
Williams Partners LP 3.9% 1/15/25	252,000	262,662
		162,693,309
FINANCIALS - 28.4%
Banks - 13.4%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	5,181,000	5,470,472
4.75% 10/12/23 (a)	6,356,000	6,793,962
Bank Ireland Group PLC 4.5% 11/25/23 (a)	6,356,000	6,732,466
Bank of America Corp.:
3 month U.S. LIBOR + 0.790% 2.9166% 3/5/24 (b)(c)	14,369,000	14,449,105
3.194% 7/23/30 (b)	6,960,000	7,188,474
3.705% 4/24/28 (b)	6,286,000	6,705,221
4% 1/22/25	2,943,000	3,131,682
Bank of Nova Scotia 4.5% 12/16/25	6,650,000	7,249,518
Barclays PLC:
3.65% 3/16/25	3,904,000	4,027,956
5.088% 6/20/30 (b)	1,993,000	2,173,762
BNP Paribas SA 3.375% 1/9/25 (a)	5,328,000	5,510,826
BPCE SA 4% 9/12/23 (a)	6,166,000	6,491,230
Capital One NA 2.15% 9/6/22	1,135,000	1,132,834
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 3.5676% 9/1/23 (b)(c)	7,885,000	8,050,854
4.05% 7/30/22	286,000	298,770
4.4% 6/10/25	1,331,000	1,437,780
5.5% 9/13/25	1,181,000	1,350,171
8.125% 7/15/39	1,728,000	2,862,529
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	6,941,000	7,207,665
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	4,872,000	5,412,909
Danske Bank A/S 3.001% 9/20/22 (a)(b)	7,399,000	7,450,272
Discover Bank 7% 4/15/20	2,391,000	2,432,859
Fifth Third Bancorp:
4.3% 1/16/24	3,592,000	3,863,510
8.25% 3/1/38	3,460,000	5,329,569
HSBC Holdings PLC 4.041% 3/13/28 (b)	6,005,000	6,386,524
Huntington Bancshares, Inc. 4% 5/15/25	6,332,000	6,818,536
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	5,633,000	5,694,657
3.1% 7/6/21	2,463,000	2,500,952
4.375% 3/22/28	6,937,000	7,607,451
Rabobank Nederland:
3.75% 7/21/26	6,754,000	7,052,375
4.625% 12/1/23	4,531,000	4,892,220
Royal Bank of Canada:
2.55% 7/16/24	8,980,000	9,103,354
4.65% 1/27/26	1,061,000	1,178,704
Royal Bank of Scotland Group PLC:
6% 12/19/23	4,695,000	5,195,291
6.1% 6/10/23	900,000	986,010
6.125% 12/15/22	5,363,000	5,821,066
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,299,000	5,430,375
3.5% 6/7/24	6,658,000	6,836,140
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	6,937,000	7,186,631
Synovus Financial Corp. 3.125% 11/1/22	5,134,000	5,184,313
Wells Fargo Bank NA 2.082% 9/9/22 (b)	8,063,000	8,054,459
Zions Bancorp NA 3.25% 10/29/29	8,229,000	8,137,254
		226,820,708
Capital Markets - 7.4%
Ares Capital Corp. 4.25% 3/1/25	5,162,000	5,338,295
Blackstone Holdings Finance Co. LLC 3.5% 9/10/49 (a)	7,409,000	7,451,000
CME Group, Inc. 5.3% 9/15/43	2,739,000	3,724,858
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	3,093,000	3,087,982
3.574% 1/9/23 (a)	8,253,000	8,455,042
Deutsche Bank AG New York Branch 2.7% 7/13/20	4,670,000	4,669,964
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	5,388,000	5,449,754
3.5% 11/16/26	5,162,000	5,387,139
3.75% 5/22/25	9,653,000	10,207,081
3.75% 2/25/26	4,490,000	4,764,311
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,152,000	2,872,395
Moody's Corp. 5.25% 7/15/44	3,041,000	3,942,638
Morgan Stanley:
3.737% 4/24/24 (b)	6,219,000	6,502,818
3.875% 1/27/26	4,507,000	4,856,849
4.3% 1/27/45	851,000	1,004,506
4.875% 11/1/22	8,500,000	9,113,418
5% 11/24/25	7,363,000	8,288,148
5.5% 7/28/21	1,098,000	1,159,656
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	6,763,000	7,117,644
S&P Global, Inc. 2.5% 12/1/29	8,350,000	8,393,370
UBS Group AG 3 month U.S. LIBOR + 1.460% 3.126% 8/13/30 (a)(b)(c)	8,605,000	8,734,717
UBS Group Funding AG 3.491% 5/23/23 (a)	5,502,000	5,652,263
		126,173,848
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,445,000	5,574,877
3.5% 5/26/22	395,000	405,898
3.95% 2/1/22	6,763,000	6,990,156
4.875% 1/16/24	371,000	402,258
5% 10/1/21	3,766,000	3,947,701
Ally Financial, Inc. 4.125% 2/13/22	4,993,000	5,134,232
Discover Financial Services:
3.85% 11/21/22	2,280,000	2,388,775
4.5% 1/30/26	1,042,000	1,138,000
5.2% 4/27/22	2,115,000	2,255,262
Ford Motor Credit Co. LLC 3.336% 3/18/21	11,725,000	11,788,582
Ge Capital International Funding Co. 4.418% 11/15/35	6,645,000	7,152,634
Synchrony Financial 4.375% 3/19/24	513,000	543,577
		47,721,952
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	6,107,000	6,561,090
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	96,000	114,834
Brixmor Operating Partnership LP 4.125% 5/15/29	1,112,000	1,199,935
DH Europe Finance II SARL 3.4% 11/15/49	7,857,000	8,089,885
General Electric Capital Corp. 5.875% 1/14/38	135,000	165,461
ING U.S., Inc. 5.7% 7/15/43	2,341,000	2,950,200
Voya Financial, Inc. 4.7% 1/23/48 (b)	5,029,000	4,827,840
		23,909,245
Insurance - 3.4%
ACE INA Holdings, Inc. 4.35% 11/3/45	474,000	583,136
AIA Group Ltd.:
3.6% 4/9/29 (a)	3,500,000	3,702,109
3.9% 4/6/28 (a)	6,436,000	6,922,705
American International Group, Inc.:
4.375% 1/15/55	2,411,000	2,635,334
4.5% 7/16/44	5,237,000	5,980,116
5.75% 4/1/48 (b)	5,747,000	6,306,959
Aon Corp. 6.25% 9/30/40	228,000	311,982
Five Corners Funding Trust 4.419% 11/15/23 (a)	3,900,000	4,218,753
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,090,000	1,214,008
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	878,000	994,443
4.8% 7/15/21	1,477,000	1,534,604
4.9% 3/15/49	802,000	1,016,872
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	2,604,000	2,599,692
Pacific LifeCorp 5.125% 1/30/43 (a)	1,156,000	1,365,904
Pricoa Global Funding I 5.625% 6/15/43 (b)	4,490,000	4,862,221
Principal Financial Group, Inc. 3.7% 5/15/29	1,265,000	1,376,693
Prudential Financial, Inc. 3.935% 12/7/49	1,354,000	1,471,253
Unum Group 5.75% 8/15/42	3,366,000	3,771,159
Willis Group North America, Inc. 3.6% 5/15/24	6,009,000	6,273,044
		57,140,987

TOTAL FINANCIALS		481,766,740

HEALTH CARE - 9.0%
Biotechnology - 0.6%
AbbVie, Inc. 2.95% 11/21/26 (a)	10,500,000	10,598,618
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories 4.75% 11/30/36	3,323,000	4,137,201
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.9794% 12/29/20 (b)(c)	1,898,000	1,899,177
2.894% 6/6/22	1,148,000	1,165,550
3.363% 6/6/24	3,709,000	3,859,075
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.9141% 3/19/21 (b)(c)	1,780,000	1,780,333
		12,841,336
Health Care Providers & Services - 3.3%
Anthem, Inc. 3.3% 1/15/23	1,169,000	1,209,117
Centene Corp.:
4.25% 12/15/27 (a)(d)	1,615,000	1,661,431
4.625% 12/15/29 (a)(d)	2,505,000	2,627,119
4.75% 1/15/25 (a)(d)	1,285,000	1,334,961
Cigna Corp.:
3.75% 7/15/23	10,507,000	10,984,395
4.125% 11/15/25	838,000	904,220
4.375% 10/15/28	1,336,000	1,482,023
4.8% 8/15/38	4,331,000	5,010,946
4.9% 12/15/48	831,000	984,368
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.8221% 3/9/21 (b)(c)	2,931,000	2,944,833
3.7% 3/9/23	2,965,000	3,087,531
4.1% 3/25/25	2,402,000	2,579,358
4.78% 3/25/38	3,477,000	3,949,458
HCA Holdings, Inc.:
4.125% 6/15/29	3,097,000	3,262,688
5.125% 6/15/39	3,015,000	3,334,770
5.25% 6/15/49	3,323,000	3,739,589
UnitedHealth Group, Inc.:
3.95% 10/15/42	119,000	131,933
4.25% 3/15/43	2,244,000	2,574,773
4.625% 7/15/35	671,000	820,645
4.625% 11/15/41	867,000	1,041,088
4.75% 7/15/45	1,642,000	2,035,974
		55,701,220
Pharmaceuticals - 4.3%
Actavis Funding SCS 4.55% 3/15/35	4,916,000	5,354,570
AstraZeneca PLC 6.45% 9/15/37	4,965,000	7,008,356
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	6,334,000	6,794,077
4.625% 6/25/38 (a)	2,970,000	3,255,924
Bristol-Myers Squibb Co.:
3.2% 6/15/26 (a)	6,332,000	6,655,018
3.9% 2/20/28 (a)	7,300,000	7,994,168
4.125% 6/15/39 (a)	1,824,000	2,107,288
4.25% 10/26/49 (a)	6,458,000	7,669,702
Elanco Animal Health, Inc.:
3.912% 8/27/21	220,000	225,595
4.272% 8/28/23	283,000	296,279
4.9% 8/28/28	7,922,000	8,566,178
Mylan NV 4.55% 4/15/28	8,085,000	8,672,310
Perrigo Co. PLC 3.5% 3/15/21	898,000	902,964
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	4,761,000	4,782,516
2.875% 9/23/23	2,694,000	2,742,562
		73,027,507

TOTAL HEALTH CARE		152,168,681

INDUSTRIALS - 4.2%
Aerospace & Defense - 1.1%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	2,919,000	2,938,559
Harris Corp. 3.95% 5/28/24(a)	922,000	978,813
Lockheed Martin Corp. 4.09% 9/15/52	2,688,000	3,162,529
Northrop Grumman Corp.:
2.93% 1/15/25	5,388,000	5,535,505
4.03% 10/15/47	5,388,000	6,045,215
		18,660,621
Airlines - 0.8%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	3,119,000	3,167,401
American Airlines, Inc. 3.75% 10/15/25	4,391,948	4,447,754
Delta Air Lines, Inc. 3.4% 4/19/21	1,847,000	1,870,429
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	2,374,000	2,391,805
United Airlines, Inc. equipment trust certificate 4.6% 3/1/26	2,096,774	2,179,257
		14,056,646
Electrical Equipment - 0.7%
Hubbell, Inc. 3.5% 2/15/28	5,388,000	5,577,035
Rockwell Automation, Inc. 3.5% 3/1/29	5,882,000	6,388,892
		11,965,927
Industrial Conglomerates - 0.7%
General Electric Co. 4.125% 10/9/42	35,000	36,951
Roper Technologies, Inc.:
2.8% 12/15/21	1,512,000	1,532,336
2.95% 9/15/29	7,004,000	7,075,952
3.65% 9/15/23	1,568,000	1,648,228
3.8% 12/15/26	1,561,000	1,666,992
		11,960,459
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	504,000	579,949
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	906,000	1,042,735
4.4% 3/15/42	2,244,000	2,624,316
CSX Corp. 4.3% 3/1/48	1,870,000	2,161,947
		5,828,998
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.5% 3/1/21	6,734,000	6,759,892
3.75% 2/1/22	977,000	1,004,423
		7,764,315

TOTAL INDUSTRIALS		70,816,915

INFORMATION TECHNOLOGY - 2.9%
Electronic Equipment & Components - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,223,000	3,318,667
6.02% 6/15/26 (a)	3,386,000	3,869,211
		7,187,878
IT Services - 0.3%
Fiserv, Inc. 3.5% 7/1/29	3,773,000	3,963,569
The Western Union Co. 2.85% 1/10/25	757,000	755,544
		4,719,113
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc. 4.35% 4/1/47	4,490,000	5,464,519
Microchip Technology, Inc. 3.922% 6/1/21	6,495,000	6,628,653
Micron Technology, Inc.:
4.185% 2/15/27	6,879,000	7,234,591
4.64% 2/6/24	7,334,000	7,875,091
		27,202,854
Software - 0.3%
Oracle Corp.:
4.375% 5/15/55	3,725,000	4,386,019
5.375% 7/15/40	216,000	281,780
		4,667,799
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 3.85% 8/4/46	4,529,000	5,118,140

TOTAL INFORMATION TECHNOLOGY		48,895,784

MATERIALS - 1.6%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	1,209,000	1,249,086
Nutrien Ltd. 4% 12/15/26	895,000	957,124
The Dow Chemical Co.:
3.625% 5/15/26	6,444,000	6,731,048
4.55% 11/30/25	2,070,000	2,286,788
		11,224,046
Construction Materials - 0.4%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	6,450,000	6,961,734
Containers & Packaging - 0.4%
Avery Dennison Corp. 4.875% 12/6/28	5,802,000	6,612,078
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	418,681
6.75% 10/19/75 (a)(b)	1,010,000	1,183,266
		1,601,947

TOTAL MATERIALS		26,399,805

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc. 4.7% 7/1/30	1,381,000	1,601,062
Camden Property Trust:
3.15% 7/1/29	6,286,000	6,566,906
4.25% 1/15/24	681,000	729,010
Corporate Office Properties LP:
3.6% 5/15/23	2,820,000	2,883,136
3.7% 6/15/21	430,000	434,719
Hudson Pacific Properties LP 3.95% 11/1/27	4,132,000	4,342,352
Kimco Realty Corp. 3.3% 2/1/25	5,148,000	5,329,932
Lexington Corporate Properties Trust 4.4% 6/15/24	225,000	234,666
Omega Healthcare Investors, Inc. 4.375% 8/1/23	6,734,000	7,163,776
Simon Property Group LP 2.45% 9/13/29	7,542,000	7,416,609
SITE Centers Corp. 4.625% 7/15/22	1,687,000	1,760,072
Ventas Realty LP:
2.65% 1/15/25	886,000	889,468
3% 1/15/30	8,140,000	8,084,459
4.125% 1/15/26	311,000	334,523
		47,770,690
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,950,000	2,025,256
4.1% 10/1/24	2,694,000	2,846,911
4.55% 10/1/29	1,809,000	1,976,589
Liberty Property LP:
3.375% 6/15/23	978,000	1,015,709
4.125% 6/15/22	1,645,000	1,718,034
Mack-Cali Realty LP 4.5% 4/18/22	85,000	86,262
		9,668,761

TOTAL REAL ESTATE		57,439,451

UTILITIES - 7.0%
Electric Utilities - 4.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	9,107,000	9,460,728
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	3,597,000	3,760,830
Duke Energy Industries, Inc. 4.9% 7/15/43	2,694,000	3,378,116
Duquesne Light Holdings, Inc.:
3.616% 8/1/27 (a)	1,644,000	1,664,757
5.9% 12/1/21 (a)	450,000	478,704
6.4% 9/15/20 (a)	1,178,000	1,213,551
Edison International 3.55% 11/15/24	8,250,000	8,310,908
Exelon Corp. 3.497% 6/1/22 (b)	9,375,000	9,613,294
Indiana Michigan Power Co. 4.55% 3/15/46	1,144,000	1,363,947
IPALCO Enterprises, Inc.:
3.45% 7/15/20	1,702,000	1,711,671
3.7% 9/1/24	430,000	446,741
ITC Holdings Corp. 2.7% 11/15/22	1,342,000	1,358,442
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.7496% 3/27/20 (b)(c)	726,000	726,259
Nevada Power Co. 3.7% 5/1/29	5,657,000	6,171,633
NextEra Energy Capital Holdings, Inc. 2.75% 11/1/29	7,409,000	7,383,335
Tampa Electric Co. 6.55% 5/15/36	449,000	614,981
TECO Finance, Inc. 5.15% 3/15/20	102,000	102,840
Virginia Electric & Power Co. 3.8% 4/1/28	5,837,000	6,363,831
Xcel Energy, Inc.:
3.5% 12/1/49	7,338,000	7,443,612
4.8% 9/15/41	499,000	578,123
		72,146,303
Gas Utilities - 0.8%
Boston Gas Co. 4.487% 2/15/42 (a)	1,796,000	2,098,413
Dominion Gas Holdings LLC 3% 11/15/29	7,508,000	7,486,431
Southern Co. Gas Capital Corp. 2.45% 10/1/23	4,761,000	4,775,575
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,465
		14,378,884
Multi-Utilities - 1.9%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (b)(c)	6,428,000	5,905,725
3 month U.S. LIBOR + 2.825% 4.9294% 6/30/66 (b)(c)	132,000	125,400
2.715% 8/15/21	2,113,000	2,126,594
3.071% 8/15/24 (b)	8,845,000	9,062,973
NiSource Finance Corp.:
5.25% 2/15/43	212,000	258,190
5.95% 6/15/41	1,340,000	1,732,294
NiSource, Inc.:
2.65% 11/17/22	1,899,000	1,920,313
3.49% 5/15/27	3,591,000	3,764,766
Puget Energy, Inc.:
3.65% 5/15/25	2,636,000	2,734,718
5.625% 7/15/22	3,808,000	4,073,064
6.5% 12/15/20	553,000	577,624
Sempra Energy 2.875% 10/1/22	202,000	205,242
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (b)(c)	105,000	94,037
		32,580,940

TOTAL UTILITIES		119,106,127

TOTAL NONCONVERTIBLE BONDS
(Cost $1,388,270,542)		1,469,895,818

U.S. Treasury Obligations - 6.0%
U.S. Treasury Bonds 2.5% 2/15/46	90,672,100	95,889,274
U.S. Treasury Notes 1.5% 8/15/26	5,598,300	5,519,137
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $93,265,692)		101,408,411

Asset-Backed Securities - 0.2%
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (a)
(Cost $2,269,275)	$2,269,275	$2,353,465

Municipal Securities - 0.4%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,395,000	2,447,318
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	40,000	61,915
7.5% 4/1/34	1,055,000	1,605,109
7.55% 4/1/39	1,635,000	2,653,131
Series 2010, 7.625% 3/1/40	305,000	492,828
TOTAL MUNICIPAL SECURITIES
(Cost $5,982,178)		7,260,301

Foreign Government and Government Agency Obligations - 0.4%
State of Qatar 3.375% 3/14/24 (a)
(Cost $6,018,253)	$6,024,000	$6,296,963

Bank Notes - 1.9%
Citibank NA 3.65% 1/23/24	6,185,000	6,542,144
Compass Bank 2.875% 6/29/22	2,667,000	2,707,477
Discover Bank 3.35% 2/6/23	7,114,000	7,331,125
RBS Citizens NA 3.7% 3/29/23	11,995,000	12,540,921
Regions Bank 6.45% 6/26/37	2,611,000	3,417,964
TOTAL BANK NOTES
(Cost $30,676,802)		32,539,631

Preferred Securities - 0.8%
FINANCIALS - 0.8%
Banks - 0.8%
Barclays Bank PLC 7.625% 11/21/22
(Cost $12,757,708)	$11,328,000	$12,704,352
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund 1.61% (e)
(Cost $61,545,991)	61,534,956	61,547,263
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,600,786,441)		1,694,006,204
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,180,374)
NET ASSETS - 100%		$1,692,825,830

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $281,345,551 or 16.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$283,464
Total	$283,464

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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